UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07510

                   ACM MUNICIPAL SECURITIES INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
Long -Term Municipal Bonds - 167.9%
Alabama - 4.7%
Jefferson Cnty Wtr and Swr Rev
      FGIC Ser 02B
      Prerefunded 8/01/12 @ 100
      5.00%, 2/01/41                                     $ 1,535  $   1,697,357
Jefferson Cnty Wtr and Swr Rev
      FGIC Ser 02B
      5.00%, 2/01/41                                       2,465      2,751,630
Jefferson Cnty Ltd Obligation
      Sch Warrants Ser 04A
      5.25%, 1/01/23                                         525        556,390
Montgomery Spl Care Fac Fin Auth
      (Baptist Med Ctr) Ser 04C
      5.25%, 11/15/29                                      1,000      1,014,440
                                                                  --------------
                                                                      6,019,817
                                                                  --------------
Alaska - 6.4%
Alaska International Airport
      MBIA Ser 03B
      5.00%, 10/01/26                                      1,000      1,044,960
Alaska Muni Bond Bank Auth
      MBIA Ser 03E
      5.25%, 12/01/26                                      3,000      3,246,270
Alaska Muni Bond Bank Auth
      MBIA Ser 04G
      5.00%, 2/15/22                                       1,585      1,693,002
Four Dam Pool Alaska
      Ser 04
      5.25%, 7/01/25                                       2,195      2,287,563
                                                                  --------------
                                                                      8,271,795
                                                                  --------------
Arizona - 2.3%
Arizona Cap Facs Fin Corp
      (Arizona St Univ Proj)
      6.25%, 9/01/32                                       1,550      1,622,044
Phoenix Civic Impt Corp
      Wastewater Sys Rev (JR Lien)
      MBIA Ser 04
      5.00%, 7/01/23                                       1,250      1,342,112
                                                                  --------------
                                                                      2,964,156
                                                                  --------------
California - 18.0%
Burbank Redev Agy
      FGIC Ser 03
      5.625%, 12/01/28                                     2,700      3,019,194
California Dept of Wtr
      Ser 02A
      5.375%, 5/01/22                                      2,000      2,177,140
California St
      General Obligation Ser 03
      5.00%, 2/01/32                                       2,450      2,523,475
      5.00%, 2/01/33                                       1,100      1,132,208
California St
      General Obligation Ser 04
      5.00%, 2/01/33                                       1,000      1,030,300
      5.125%, 4/01/23                                      2,000      2,134,660

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
Golden St
      Tobacco Settlement XLCA Ser 03B
      5.50%, 6/01/33                                     $ 3,000  $   3,295,830
Golden St
      Tobacco Settlement RADIAN Ser 03B
      5.50%, 6/01/43                                       2,250      2,438,820
Lincoln California Spl Tax
      Ser 04
      5.90%, 9/01/2024                                       500        508,230
Pomona Lease Rev
      AMBAC Ser 03
      5.50%, 6/01/24                                       1,465      1,645,063
      5.50%, 6/01/34                                       3,000      3,297,300
                                                                  --------------
                                                                     23,202,220
                                                                  --------------
Colorado - 1.9%
Colorado Toll Rev
      (Hwy E-470) Ser 00
      Zero coupon, 9/01/35                                10,000      1,260,100
Colorado Hlth Facs Auth Rev
      (Parkview Med Ctr) Ser 04
      5.00%, 9/01/25                                         760        770,024
Todd Creek Farms Metro Dist No 1
      Wtr and Wastewater Rev Ser 04
      6.125%, 12/01/19                                       400        399,768
                                                                  --------------
                                                                      2,429,892
                                                                  --------------
Connecticut - 2.3%
Connecticut St General Obligation
      MBIA Ser 412
      8.64%, 12/01/11(a)(b)                                2,500      3,023,100
                                                                  --------------
Florida - 19.5%
Florida Hsg Fin Corp Rev MFHR
      (Westlake Apts)  FSA Ser 02-D1 AMT
      5.40%, 3/01/42                                       8,780      9,023,645
Lee Cnty Hlth Care Fac Rev
      (Shell Point Village Proj) Ser 99A
      5.50%, 11/15/29                                      3,670      3,668,716
Miami Beach Hlth Fac Rev
      (Mount Sinai Med Ctr)
      6.75%, 11/15/24                                      2,000      2,158,400
Miami-Dade Cnty Spl Oblig
      MBIA Ser 04B
      5.00%, 4/01/24                                       4,000      4,256,720
Orange Cnty Hlth Fac Auth Rev
      (Orlando Regl Healthcare) Ser 02
      5.75%, 12/01/32                                      1,400      1,510,460
Osceola Cnty Sch Brd Ctfs
      FGIC Ser 04A
      5.00%, 6/01/22                                       2,815      3,027,533
UCF Assn Ctfs
      FGIC Ser 04A
      5.125%, 10/01/24                                     1,325      1,434,564
                                                                  --------------
                                                                     25,080,038
                                                                  --------------

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
Hawaii - 2.0%
Hawaii Elec Rev
      XLCA Ser 03B AMT
      5.00%, 12/01/22                                    $ 2,500  $   2,624,500
                                                                  --------------
Illinois - 10.4%
Chicago
      General Obligation FSA Ser 04A
      5.00%, 1/01/25                                       2,165      2,294,207
Chicago Arpt Rev
      (O'Hare Intl Arpt) XLCA Ser B-1
      5.25%, 1/01/34                                       3,100      3,275,987
Chicago Hsg Agy SFMR
      (Mortgage Rev) GNMA/FNMA
      Ser 02B AMT
      6.00%, 10/01/33                                        710        772,629
Chicago Park Dist
      General Obligation
      (Ltd Tax) AMBAC Ser 04A
      5.00%, 1/01/25                                       2,585      2,746,382
Cook Cnty Sch Dist
      FSA Ser 04
      4.60%, 12/01/20(c)                                   1,000        924,200
Illinois Fin Auth
      (Loyola Univ Chicago) XLCA Ser 04A
      5.00%, 7/01/24                                       1,495      1,571,693
Metropolitan Pier & Exposition Rev
      (McCormick Pl) MBIA Ser 02A
      5.25%, 6/15/42                                       1,750      1,850,572
                                                                  --------------
                                                                     13,435,670
                                                                  --------------
Indiana - 1.8%
Hendricks Cnty Bldg Facs
      General Obligation Ser 04
      5.50%, 7/15/21                                       1,045      1,170,086
Indiana Bd Bk Rev
      FSA Ser 04B
      5.00%, 2/01/21                                       1,100      1,182,412
                                                                  --------------
                                                                      2,352,498
                                                                  --------------
Louisiana
Calcasieu Parish Hsg Agy SFMR
      (Mortgage Rev) GNMA/FNMA
      Ser 97A AMT
      6.40%, 4/01/32                                          55         56,958
                                                                  --------------
Massachusetts - 11.3%
Mass General Obligation Ser 02
      Prerefunded 11/01/12 @ 100
      5.25%, 11/01/30                                      3,310      3,714,118
Mass General Obligation Ser 02
      5.25%, 11/01/30                                      1,690      1,896,332
Mass Hlth & Ed Fac Hosp Rev
      (New England Med Ctr) MBIA Ser 94
      8.53%, 7/01/18(b)                                    5,000      5,225,800
Mass Hsg Fin Agy MFHR
      (Rental Rev) AMBAC Ser 00A AMT
      6.00%, 7/01/41                                       2,965      3,128,935
Mass Hsg Fin Agy MFHR
      (Rental Rev) MBIA Ser 00H AMT
      6.65%, 7/01/41                                         545        591,925
                                                                  --------------
                                                                     14,557,110
                                                                  --------------

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
Michigan - 5.0%
Michigan St Hosp Rev
      (Trinity Hlth) Ser 00A
      6.00%, 12/01/27                                    $ 3,000  $   3,322,890
                                                                  --------------
Saginaw Hosp Fac Rev
      (Covenant Med Ctr) Ser 00F
      6.50%, 7/01/30                                       2,775      3,077,531
                                                                  --------------
                                                                      6,400,421
                                                                  --------------
Minnesota - 1.0%
Shakopee Health Care Facs Rev
      (St Francis Regl Med Ctr) Ser 04
      5.10%, 9/01/25                                       1,200      1,235,700
                                                                  --------------
Mississippi - 7.4%
Adams Cnty Poll Ctl Rev
      (International Paper Co) Ser 99 AMT
      6.25%, 9/01/23                                       5,000      5,294,450
Gulfport Hosp Fac Rev
      (Mem Hosp at Gulfport Proj) Ser 01A
      5.75%, 7/01/31                                       4,000      4,218,680
                                                                  --------------
                                                                      9,513,130
                                                                  --------------
Nevada - 1.7%
Carson City Hosp Rev
      (Carson-Tahoe Hosp Proj)
      RADIAN Ser 03A
      5.00%, 9/01/23                                       2,100      2,181,543
                                                                  --------------
New Jersey - 7.2%
Morris-Union Jointure Commission
      Ctfs of Participation Ser 04 RADIAN
      5.00%, 5/01/24                                       2,000      2,096,300
New Jersey Eco Dev Auth
      (Cigarette Tax) Ser 04 FGIC
      5.00%, 6/15/12                                       1,745      1,918,366
New Jersey Eco Dev Auth
      (Sch Fac Construction) Ser 05K
      5.25%, 12/15/15                                      1,000      1,132,820
New Jersey St Edl Fac Auth Rev
      AMBAC Ser 02A-213
      7.02%, 9/01/21(a)(b)                                 3,400      4,091,696
                                                                  --------------
                                                                      9,239,182
                                                                  --------------
New Mexico - 5.3%
Dona Ana Cnty Tax Rev
      AMBAC Ser 03
      5.25%, 5/01/25                                         750        817,995
University of New Mexico
      FSA FHA Ser 04
      5.00%, 1/01/24                                       2,235      2,362,060
      5.00%, 7/01/24                                       3,445      3,640,848
                                                                  --------------
                                                                      6,820,903
                                                                  --------------
New York - 11.1%
Erie Cnty Indl Dev Agy Sch Fac Rev
      (Buffalo Sch Dist Proj) Ser 04 FSA
      5.75%, 5/01/23                                         950      1,102,048
      5.75%, 5/01/24                                         810        935,526

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
New York City
      General Obligation Ser 04I
      5.00%, 8/01/21                                     $ 3,300  $   3,497,010
New York City Indl Dev Agy Rev
      (Terminal One Group) Ser 94 AMT
      6.125%, 1/01/24                                      8,100      8,334,009
New York City Indl Dev Agy Rev
      (British Airways) Ser 98 AMT
      5.25%, 12/01/32                                        500        402,455
                                                                  --------------
                                                                     14,271,048
                                                                  --------------
North Carolina - 0.8%
Charlotte NC Arpt Rev
      MBIA Ser 04
      5.25%, 7/01/24                                       1,000      1,083,320
                                                                  --------------
North Dakota - 2.2%
North Dakota Hsg Fin Agy SFMR
      (Mortgage Rev) Ser 98E AMT
      5.25%, 1/01/30                                       2,760      2,794,252
                                                                  --------------
Ohio - 10.3%
Cuyahoga Cnty Hosp Fac Rev
      (University Hosp Hlth) Ser 00
      7.50%, 1/01/30                                       2,400      2,711,784
Fairfield Cnty Hosp Fac Rev
      (Fairfield Med Ctr Proj) RADIAN Ser 03
      5.00%, 6/15/23                                       1,255      1,305,878
Ohio Hsg Fin Agy MFHR
      (Mortgage Rev) GNMA Ser 97 AMT
      6.15%, 3/01/29                                       4,340      4,487,993
Ohio State Wtr Dev Auth
      (North Star) Ser 95 AMT
      6.45%, 9/01/20                                       4,075      4,247,984
Port Auth Columbiana Cnty Solid Waste Fac Rev
      (Apex Environmental LLC) Ser 04A AMT
      7.125%, 8/01/25                                        500        505,400
                                                                  --------------
                                                                     13,259,039
                                                                  --------------
Pennsylvania - 4.3%
Pennsylvania Parking Facs Rev
      (30th St Station) ACA Ser 02 AMT
      5.875%, 6/01/33                                      2,050      2,185,402
Philadelphia Gas Wks Rev
      AGC Ser 04
      5.25%, 9/01/19                                       2,045      2,226,289
      5.25%, 8/01/21                                       1,000      1,078,270
                                                                  --------------
                                                                      5,489,961
                                                                  --------------
Rhode Island - 2.3%
Rhode Island Hlth & Edl Bldg Corp Rev
      (Times2 Academy) LOC-Citizens Bank Ser 04
      5.00%, 12/15/24                                      1,745      1,778,940
Rhode Island Hlth & Edl Bldg Corp Rev
      (Univ of Rhode Island) AMBAC Ser 04A
      5.50%, 9/15/24                                       1,000      1,122,120
                                                                  --------------
                                                                      2,901,060
                                                                  --------------

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
South Carolina - 0.4%
Richland Lexington Arpt Rev
      (Columbia Met Arpt)
      FSA Ser 04 AMT
      5.125%, 1/01/25                                      $ 500  $     521,495
                                                                  --------------
Tennessee - 7.8%
      Tenn Ed Loan Rev
      (Educational Funding of South)
      Ser 97B AMT
      6.20%, 12/01/21                                      9,600     10,079,712
                                                                  --------------
Texas - 13.2%
Dallas TX Arpt Rev
      (Fort Worth Intl Arpt) MBIA
      Ser 03A AMT
      5.25%, 11/01/25                                      2,000      2,110,260
Harris Cnty
      Ser 03
      5.00%, 10/01/23                                      1,400      1,492,050
Harris Cnty Toll Rev
      FSA Ser 02
      5.125%, 8/15/32                                      5,000      5,246,550
Hidalgo Cnty Hlth Svcs
      (Mission Hosp Inc Proj) Ser 05
      5.00%, 8/15/14                                          80         82,821
      5.00%, 8/15/15                                         185        190,554
      5.00%, 8/15/19                                          60         60,695
Lower Colorado Riv Auth
      AMBAC Ser 03
      5.25%, 5/15/25                                       1,800      1,957,212
Lower Colorado Riv Auth
      MBIA Ser 02
      5.00%, 5/15/31                                       1,500      1,557,585
Matagorda Cnty Rev
      (Centerpoint Energy Houston
      Electric LLC) Ser 04
      5.60%, 3/01/27                                       1,000      1,053,420
Richardson Hosp Auth Rev
      (Richardson Med Ctr) Ser 04
      6.00%, 12/01/19                                        915      1,007,708
      5.875%, 12/01/24                                     1,155      1,225,478
Seguin Ed Fac Rev
      (Texas Lutheran Univ) Ser 04
      5.25%, 9/01/28                                       1,000      1,007,440
                                                                  --------------
                                                                     16,991,773
                                                                  --------------
Utah - 2.1%
Davis Cnty Sales Tax Rev
      AMBAC Ser 03B
      5.25%, 10/01/23                                      1,005      1,104,555
Salt Lake City Wtr Rev
      AMBAC Ser 04
      5.00%, 7/01/23                                       1,500      1,604,475
                                                                  --------------
                                                                      2,709,030
                                                                  --------------

                                                       Principal
                                                          Amount
                                                           (000)          Value
--------------------------------------------------------------------------------
Washington - 1.2%
Seattle Hsg Auth Rev MFHR
      (Wisteria Ct Proj) GNMA Ser 03
      5.20%, 10/20/28                                    $ 1,475  $   1,532,643
                                                                  --------------
Wisconsin - 4.0%
Wisconsin General Obligation Ser 03
      5.00%, 11/01/26                                      3,700      3,793,536
Wisconsin Hlth & Edl Fac Auth Rev
      (Bell Tower Residence Proj) Ser 05
      LOC-Allied Irish Bank PLC
      5.00%, 7/01/20                                       1,300      1,352,416
                                                                  --------------
                                                                      5,145,952
                                                                  --------------
Total Investments - 167.9%
      (cost $205,233,113)                                           216,187,918
Other assets less liabilities - 2.0%                                  2,559,809
Preferred Stock, at redemption value - (69.9)%                      (90,000,000)
                                                                  --------------
Net Assets Applicable to Common Shareholders - 100%(d)            $ 128,747,727
                                                                  --------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                           ---------------------------
                  Notional                  Payments       Payments
    Swap           Amount     Termination    made by      received by      Unrealized
Counter Party       (000)         Date      the Fund       the Fund       Appreciation
-------------     --------    -----------  ----------   ---------------   ------------
                                                        BMA* Municipal
 J.P. Morgan       $ 5,000      7/8/2005     1.257%      Swap Index(TM)      $ 18,574

*     BMA (Bond Market Association)
(a)   Private Placement.
(b) Inverse Floater Security - Security with variable interest rate that moves in the opposite direction of short-term interest rates.
(c)   Initial yield is presented. Interest rate after 12/01/07 will be 5.00%.
(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      ACA - American Capital Access (Financial Guaranty Corporation) AGC - American Guaranty Corporation
      AMBAC - American Municipal Bond Assurance Corporation
      AMT - Alternative Minimum Tax
      FGIC - Financial Guaranty Insurance Company
      FNMA - Federal National Mortgage Association
      FHA - Federal Housing Administration
      FSA - Financial Security Assurance, Inc.
      GNMA - Government National Mortgage Association
      LOC - Letter of Credit
      MBIA - Municipal Bond Investors Assurance Corporation
      MFHR - Multi-Family Housing Revenue
      RADIAN - Radian Group, Inc.
      SFMR - Single Family Mortgage Revenue
      XLCA - XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Municipal Securities Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005